SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBDEQUENT EVENTS

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, China. The spread of this virus has caused business disruptions beginning in January 2020, including the closure of the majority of business on mainland China. In March 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic,  which continues to spread throughout the world. The spread of COVID-19 has caused public health officials to recommend precautions to mitigate the spread of the virus, such as, cease traveling to non-essential jobs and curtail all unnecessary travel, and stay at home as much as possible. Because of the quarantines and travel restrictions mandated by the Chinese government, from the end of January to mid-March of 2020, many real estate projects the Group were promoting and selling were suspended, which adversely impacted its business during that period. However, because its operating income and earnings have historically been lower during the first quarter than other quarters due to the winter and the Chinese New Year holiday period, the Group believe this seasonality partially mitigated the adverse impact on its full-year operating results. Starting from the end of March 2020, the COVID-19 outbreak in China appeared to have slowed down and these real estate projects began to reopen. Although the Group believes its operations have resumed to the level before the COVID-19 outbreak as of April 2020 and even though the Group currently expects to continue the promotion and sales of real estate projects as it typically did, to the extent COVID-19 further impacts its promotion and sale of real estate projects, its financial condition, results of operations, and cash flows could be adversely affected.

On April 10, 2020, Mingda Tianjin filed a civil complaint in Hexi District People’s Court, Tianjin City (the “Hexi Court”), alleging a breach of contract against Tianjin Tian Fang Lishan Real Estate. Ltd. (“Tian Fang Lishan”). Mingda Tianjin entered into a Sales Agency Service Contract with Tian Fang Lishan and completed all the services under the contract. Mingda Tianjin claimed that Tian Fang Lishan owed unpaid service fee of $15,632 as of the filing date. The Hexi Court accepted the case on April 10, 2020. The case is ongoing.